NATIONWIDE

VARIABLE

ACCOUNT-6

Annual Report

to

Contract Owners

December 31, 2009

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

NATIONWIDE VARIABLE ACCOUNT-6

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2009

Assets:
Investments at fair value:
NVIT Government Bond Fund - Class I (GBF)
18,945 shares (cost $224,310)	$222,419
NVIT Money Market Fund - Class I (SAM)
5,197,004 shares (cost $5,197,004)	5,197,004
VA Diversified Capital Builder Fund - Class 1 (EVFF)
1,285,309 shares (cost $16,841,565)	14,665,375
VA Diversified Income Builder Fund - Class 1 (EVSI)
890,545 shares (cost $8,671,985)	7,222,320
VA Fundamental Large Cap Fund - Class 1 (EVGI)
1,482,174 shares (cost $24,852,458)	25,374,817
VA Growth Fund - Class 1 (EVGR)
132,911 shares (cost $1,857,631)	1,532,465
VA International Equity Fund - Class 1 (EVIG)
677,698 shares (cost $9,325,530)	7,231,036
VA Omega Fund - Class 1 (EVOM)
816,905 shares (cost $12,519,162)	16,681,204
VA Special Values Fund - Class 1 (EVSC)
559,913 shares (cost $8,766,357)	6,612,571
High Income Portfolio - Initial Class (FHIP)
29,982 shares (cost $170,358)	158,604
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)
30,784 shares (cost $432,313)	400,187
VIP Fund - Contrafund Portfolio - Initial Class (FCP)
22,878 shares (cost $656,951)	471,745
VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)
6,463 shares (cost $132,863 )	93,773
VIP Fund - Overseas Portfolio - Initial Class (FOP)
11,237 shares (cost $183,950)	169,121

(Continued)

NATIONWIDE VARIABLE ACCOUNT-6

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

VIP Fund - Overseas Portfolio - Initial Class R (FOPR)	$30,502
2,031 shares (cost $32,459)

Total Investments	86,063,143
Total Assets	86,063,143

Accounts Payable	411

$86,062,732

Contract Owners’ Equity:
Accumulation units	86,062,732

Total Contract Owners’ Equity (note 5)	$86,062,732

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-6

STATEMENTS OF OPERATIONS

Year Ended December 31, 2009

Investment Activity:	Total	GBF	SAM	EVFF	EVSI	EVGI	EVGR	EVIG

Reinvested dividends	$1,672,829	7,293	3,061	462,506	405,889	272,574	158	243,548
Mortality and expense risk charges (note 2)	(1,140,436)	(2,964)	(84,482)	(195,156)	(101,935)	(330,425)	(19,915)	(96,599)

Net investment income (loss)	532,393	4,329	(81,421)	267,350	303,954	(57,851)	(19,757)	146,949

Realized gain (loss) on investments	(5,681,027)	173	-	(1,783,493)	(1,098,646)	(919,804)	(138,685)	(236,876)
Change in unrealized gain (loss) on investments	26,603,821	(4,123)	-	5,993,638	2,758,585	7,836,240	606,892	926,655

Net gain (loss) on investments	20,922,794	(3,950)	-	4,210,145	1,659,939	6,916,436	468,207	689,779

Reinvested capital gains	4,471	3,105	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$21,459,658	3,484	(81,421)	4,477,495	1,963,893	6,858,585	448,450	836,728

Investment Activity:	EVOM	EVSC	FHIP	FAMP	FCP	FGOP	FOP	FOPR

Reinvested dividends	$211,253	36,465	11,443	8,654	5,817	380	3,203	585
Mortality and expense risk charges (note 2)	(206,686)	(84,821)	(2,611)	(4,801)	(6,072)	(1,128)	(2,172)	(669)

Net investment income (loss)	4,567	(48,356)	8,832	3,853	(255)	(748)	1,031	(84)

Realized gain (loss) on investments	(166,617)	(1,149,559)	(39,468)	(45,813)	(46,206)	(23,287)	(6,780)	(25,966)
Change in unrealized gain (loss) on investments	5,390,341	2,594,883	94,446	113,877	168,094	50,765	38,910	34,618

Net gain (loss) on investments	5,223,724	1,445,324	54,978	68,064	121,888	27,478	32,130	8,652

Reinvested capital gains	-	-	-	603	115	-	499	149

Net increase (decrease) in contract owners’ equity resulting from operations	$5,228,291	1,396,968	63,810	72,520	121,748	26,730	33,660	8,717

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2009 and 2008

	Total		GBF		SAM		EVFF

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$532,393	(225,234)	4,329	5,208	(81,421)	61,708	267,350	(349,342)
Realized gain (loss) on investments	(5,681,027)	(739,713)	173	5,843	-	-	(1,783,493)	(1,432,781)
Change in unrealized gain (loss) on investments	26,603,821	(49,391,295)	(4,123)	(1,220)	-	-	5,993,638	(11,023,153)
Reinvested capital gains	4,471	541,309	3,105	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	21,459,658	(49,814,933)	3,484	9,831	(81,421)	61,708	4,477,495	(12,805,276)

Equity transactions:
Purchase payments received from contract owners (note 3)	892,130	1,058,307	-	4,511	129,679	281,622	244,111	158,328
Transfers between funds	-	-	130,105	(11,718)	1,139,795	3,896,509	(230,886)	(263,750)
Redemptions (note 3)	(19,945,415)	(45,289,442)	(5,838)	(53,752)	(3,509,681)	(6,185,912)	(3,069,121)	(8,093,334)
Annuity benefits	-	(20,281)	-	-	-	-	-	(10,684)
Contingent deferred sales charges (note 2)	(10,878)	(62,706)	-	-	(713)	(14,915)	(1,131)	(6,490)
Adjustments to maintain reserves	(875)	(81)	(9)	(7)	(130)	113	(142)	(135)

Net equity transactions	(19,065,038)	(44,314,203)	124,258	(60,966)	(2,241,050)	(2,022,583)	(3,057,169)	(8,216,065)

Net change in contract owners’ equity	2,394,620	(94,129,136)	127,742	(51,135)	(2,322,471)	(1,960,875)	1,420,326	(21,021,341)
Contract owners’ equity beginning of period	83,668,112	177,797,248	94,667	145,802	7,519,395	9,480,270	13,244,996	34,266,337

Contract owners’ equity end of period	$86,062,732	83,668,112	222,409	94,667	5,196,924	7,519,395	14,665,322	13,244,996

CHANGES IN UNITS:
Beginning Units	6,625,092	9,249,137	5,360	8,768	574,842	729,276	1,354,501	1,881,960
Units purchased	266,496	517,409	7,405	12,907	123,296	341,081	34,998	36,857
Units redeemed	(1,674,900)	(3,141,454)	(328)	(16,315)	(295,372)	(495,515)	(306,170)	(564,316)

Ending units	5,216,688	6,625,092	12,437	5,360	402,766	574,842	1,083,329	1,354,501

(Continued)

NATIONWIDE VARIABLE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	EVSI		EVGI		EVGR		EVIG

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$303,954	612,616	(57,851)	(38,227)	(19,757)	(30,982)	146,949	(185,445)
Realized gain (loss) on investments	(1,098,646)	(788,995)	(919,804)	593,888	(138,685)	(63,889)	(236,876)	1,287,183
Change in unrealized gain (loss) on investments	2,758,585	(3,671,792)	7,836,240	(14,974,334)	606,892	(1,080,105)	926,655	(8,248,170)
Reinvested capital gains	-	-	-	-	-	-	-	407,496

Net increase (decrease) in contract owners’ equity resulting from operations	1,963,893	(3,848,171)	6,858,585	(14,418,673)	448,450	(1,174,976)	836,728	(6,738,936)

Equity transactions:
Purchase payments received from contract owners (note 3)	90,153	67,255	179,589	249,978	11,533	24,297	85,872	88,494
Transfers between funds	(75,394)	(723,412)	(447,632)	(1,234,303)	19,362	(65,742)	(71,790)	(600,441)
Redemptions (note 3)	(2,194,824)	(3,742,951)	(5,247,927)	(11,966,596)	(346,009)	(726,522)	(1,420,009)	(4,339,309)
Annuity benefits	-	(6,305)	-	(3,292)	-	-	-	-
Contingent deferred sales charges (note 2)	(1,096)	(7,535)	(3,147)	(14,051)	(183)	(1,363)	(1,582)	(4,027)
Adjustments to maintain reserves	(61)	(35)	(126)	(65)	(29)	13	(34)	11

Net equity transactions	(2,181,222)	(4,412,983)	(5,519,243)	(12,968,329)	(315,326)	(769,317)	(1,407,543)	(4,855,272)

Net change in contract owners’ equity	(217,329)	(8,261,154)	1,339,342	(27,387,002)	133,124	(1,944,293)	(570,815)	(11,594,208)
Contract owners’ equity beginning of period	7,439,618	15,700,772	24,035,417	51,422,419	1,399,316	3,343,609	7,801,853	19,396,061

Contract owners’ equity end of period	$7,222,289	7,439,618	25,374,759	24,035,417	1,532,440	1,399,316	7,231,038	7,801,853

CHANGES IN UNITS:
Beginning Units	652,995	958,662	1,538,771	2,179,533	185,262	256,950	664,711	953,390
Units purchased	25,187	21,551	21,933	27,568	9,023	10,389	19,346	22,797
Units redeemed	(195,817)	(327,218)	(349,767)	(668,330)	(47,072)	(82,077)	(145,160)	(311,476)

Ending units	482,365	652,995	1,210,937	1,538,771	147,213	185,262	538,897	664,711

(Continued)

NATIONWIDE VARIABLE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	EVOM		EVSC		FHIP		FAMP

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$4,567	(281,041)	(48,356)	(40,383)	8,832	18,890	3,853	5,278
Realized gain (loss) on investments	(166,617)	(685,515)	(1,149,559)	314,262	(39,468)	(10,249)	(45,813)	28,702
Change in unrealized gain (loss) on investments	5,390,341	(5,288,274)	2,594,883	(3,856,350)	94,446	(81,951)	113,877	(269,691)
Reinvested capital gains	-	-	-	-	-	-	603	65,131

Net increase (decrease) in contract owners’ equity resulting from operations	5,228,291	(6,254,830)	1,396,968	(3,582,471)	63,810	(73,310)	72,520	(170,580)

Equity transactions:
Purchase payments received from contract owners (note 3)	64,430	103,674	85,858	44,609	-	13,062	-	-
Transfers between funds	(306,255)	(411,973)	(224,148)	(454,819)	(2,242)	827	66,563	(27,388)
Redemptions (note 3)	(2,331,834)	(5,968,215)	(1,406,549)	(3,616,236)	(102,725)	(32,026)	(118,995)	(189,278)
Annuity benefits	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,542)	(7,282)	(1,484)	(7,043)	-	-	-	-
Adjustments to maintain reserves	(113)	(15)	(161)	35	(26)	10	(7)	19

Net equity transactions	(2,575,314)	(6,283,811)	(1,546,484)	(4,033,454)	(104,993)	(18,127)	(52,439)	(216,647)

Net change in contract owners’ equity	2,652,977	(12,538,641)	(149,516)	(7,615,925)	(41,183)	(91,437)	20,081	(387,227)
Contract owners’ equity beginning of period	14,028,228	26,566,869	6,761,988	14,377,913	199,776	291,213	380,099	767,326

Contract owners’ equity end of period	$16,681,205	14,028,228	6,612,472	6,761,988	158,593	199,776	400,180	380,099

CHANGES IN UNITS:
Beginning Units	1,106,253	1,503,896	434,499	625,728	20,659	22,274	27,331	38,778
Units purchased	9,917	15,259	10,769	16,453	108	1,855	4,043	-
Units redeemed	(189,483)	(412,902)	(112,248)	(207,682)	(9,213)	(3,470)	(8,771)	(11,447)

Ending units	926,687	1,106,253	333,020	434,499	11,554	20,659	22,603	27,331

(Continued)

NATIONWIDE VARIABLE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FCP		FGOP		FOP		FOPR

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(255)	(5,126)	(748)	(2,659)	1,031	2,805	(84)	1,466
Realized gain (loss) on investments	(46,206)	15,812	(23,287)	(13,138)	(6,780)	6,744	(25,966)	2,420
Change in unrealized gain (loss) on investments	168,094	(483,025)	50,765	(164,210)	38,910	(182,176)	34,618	(66,844)
Reinvested capital gains	115	26,323	-	-	499	31,244	149	11,115

Net increase (decrease) in contract owners’ equity resulting from operations	121,748	(446,016)	26,730	(180,007)	33,660	(141,383)	8,717	(51,843)

Equity transactions:
Purchase payments received from contract owners (note 3)	905	5,673	-	5,673	-	-	-	11,131
Transfers between funds	-	(8,551)	312	(109,110)	-	-	2,210	13,871
Redemptions (note 3)	(96,569)	(271,586)	(16,378)	(48,380)	(28,333)	(47,400)	(50,623)	(7,945)
Annuity benefits	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(14)	(21)	(2)	(4)	(12)	(14)	(9)	14

Net equity transactions	(95,678)	(274,485)	(16,068)	(151,821)	(28,345)	(47,414)	(48,422)	17,071

Net change in contract owners’ equity	26,070	(720,501)	10,662	(331,828)	5,315	(188,797)	(39,705)	(34,772)
Contract owners’ equity beginning of period	445,658	1,166,159	83,105	414,933	163,796	352,593	70,200	104,972

Contract owners’ equity end of period	$471,728	445,658	93,767	83,105	169,111	163,796	30,495	70,200

CHANGES IN UNITS:
Beginning Units	27,963	41,473	12,464	27,600	12,932	15,424	6,549	5,425
Units purchased	43	384	53	8,574	-	-	375	1,734
Units redeemed	(5,886)	(13,894)	(2,738)	(23,710)	(2,230)	(2,492)	(4,645)	(610)

Ending units	22,120	27,963	9,779	12,464	10,702	12,932	2,279	6,549

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-6

NOTES TO FINANCIAL STATEMENTS

December 31, 2009 and 2008

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Nationwide Variable Account-6 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on February 2, 1994. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

NATIONWIDE FUNDS GROUP

NVIT Government Bond Fund - Class I (GBF)

NVIT Money Market Fund - Class I (SAM)

Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)*

Portfolios of the Evergreen Variable Annuity Funds

VA Diversified Capital Builder Fund - Class 1 (EVFF)

VA Diversified Income Builder Fund - Class 1 (EVSI)

VA Fundamental Large Cap Fund - Class 1 (EVGI)

VA Growth Fund - Class 1 (EVGR)

VA International Equity Fund - Class 1 (EVIG)

VA Omega Fund - Class 1 (EVOM)

VA Special Values Fund - Class 1 (EVSC)

Portfolios of the Fidelity Variable Insurance Products Fund Fidelity

High Income Portfolio - Initial Class (FHIP)

VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)

VIP Fund - Contrafund Portfolio - Initial Class (FCP)

VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)

VIP Fund - Overseas Portfolio - Initial Class (FOP)

VIP Fund - Overseas Portfolio - Initial Class R (FOPR)

*	At December 31, 2009, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2009 of such funds, which represents fair value. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

In September 2006, the FASB issued FASB ASC 820, Fair Value Measurements and Disclosures (SFAS No. 157, Fair Value Measurements). FASB ASC 820 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements and also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. FASB ASC 820 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances.

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 7% of purchase payments redeemed from Evergreen Ultra Advantage contracts and 6% of purchase payments redeemed from Evergreen Ultra Advantage Plus contracts. This charge declines a specified percentage each year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. The Company also deducts a mortality and expense risk charge assessed through a reduction of the unit value equal to an annualized rate of 1.40%.

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company. Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2009 and 2008, total transfers to the Account from the fixed account were $935,507 and $314,496 respectively, and total transfers from the Account to the fixed account were $3,998,571 and $2,633,996, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $549,737 and $258,721 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2009 and 2008, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS

(4) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•

Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products. These funds have no unfunded commitments or restrictions and the Account always has the ability to redeem its interest in the funds with the investee at NAV daily. The investment objectives of these mutual funds are described by the fund name in note 1(b) and in more detail in the applicable product prospectus.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$86,063,143	0	$86,063,143

Accounts Payable of $411 are measured at settlement value which approximates the fair value due to the short-term nature of such liabilities.

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

The cost of purchases and sales of Investments for the year ended December 31, 2009 are as follows:

	Purchases of Investments	Sales of Investments
NVIT Government Bond Fund - Class I (GBF)	$140,491	$8,624
NVIT Money Market Fund - Class I (SAM)	915,815	3,238,127
VA Diversified Capital Builder Fund - Class 1 (EVFF)	529,443	5,102,857
VA Diversified Income Builder Fund - Class 1 (EVSI)	572,893	3,548,823
VA Fundamental Large Cap Fund - Class 1 (EVGI)	339,314	6,836,201
VA Growth Fund - Class 1 (EVGR)	72,717	546,484
VA International Equity Fund - Class 1 (EVIG)	324,358	1,821,831
VA Omega Fund - Class 1 (EVOM)	295,511	3,032,909
VA Special Values Fund - Class 1 (EVSC)	90,167	2,834,476
High Income Portfolio - Initial Class (FHIP)	12,594	148,207
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)	75,666	169,467
VIP Fund - Contrafund Portfolio - Initial Class (FCP)	6,637	148,659
VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)	689	40,797
VIP Fund - Overseas Portfolio - Initial Class (FOP)	3,702	37,291
VIP Fund - Overseas Portfolio - Initial Class R (FOPR)	4,180	78,500

Total	$3,384,177	$27,593,253

(5) Financial Highlights

The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contract as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for each of the periods in the five year period ended December 31, 2009.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

NVIT Government Bond Fund - Class I (GBF)
2009	1.40%	12,437	$17.882763	$222,409	3.56%	1.25%
2008	1.40%	5,360	17.661841	94,667	4.16%	6.21%
2007	1.40%	8,768	16.628917	145,802	4.77%	5.65%
2006	1.40%	19,387	15.739585	305,143	4.10%	1.90%
2005	1.40%	13,961	15.446353	215,647	2.89%	1.82%
NVIT Money Market Fund - Class I (SAM)
2009	1.40%	402,766	12.903085	5,196,924	0.05%	-1.36%
2008	1.40%	574,842	13.080803	7,519,395	2.11%	0.62%
2007	1.40%	729,276	12.999564	9,480,270	4.82%	3.32%
2006	1.40%	975,020	12.582135	12,267,833	4.45%	3.07%
2005	1.40%	1,109,948	12.207269	13,549,434	2.53%	1.23%
VA Diversified Capital Builder Fund - Class 1 (EVFF)
2009	1.40%	1,083,329	13.537287	14,665,322	3.36%	38.44%
2008	1.40%	1,354,501	9.778506	13,244,996	0.00%	-46.28%
2007	1.40%	1,881,960	18.202160	34,255,737	4.01%	5.18%
2006	1.40%	2,687,988	17.305306	46,516,455	2.44%	8.31%
2005	1.40%	3,502,945	15.976999	55,966,549	2.29%	3.82%
VA Diversified Income Builder Fund - Class 1 (EVSI)
2009	1.40%	482,365	14.972696	7,222,289	5.60%	31.42%
2008	1.40%	652,995	11.393070	7,439,618	6.54%	-30.41%
2007	1.40%	958,662	16.371184	15,694,432	4.36%	2.25%
2006	1.40%	1,351,470	16.011293	21,638,782	3.14%	4.46%
2005	1.40%	1,736,792	15.327521	26,620,716	4.62%	-2.07%
VA Fundamental Large Cap Fund - Class 1 (EVGI)
2009	1.40%	1,210,937	20.954649	25,374,759	1.16%	34.15%
2008	1.40%	1,538,771	15.619879	24,035,417	1.29%	-33.79%
2007	1.40%	2,179,533	23.591705	51,418,900	0.99%	6.77%
2006	1.40%	3,034,724	22.096447	67,056,618	1.12%	11.10%
2005	1.40%	3,922,267	19.888874	78,009,474	1.10%	7.49%
VA Growth Fund - Class 1 (EVGR)
2009	1.40%	147,213	10.409754	1,532,440	0.01%	37.82%
2008	1.40%	185,262	7.553173	1,399,316	0.03%	-41.96%
2007	1.40%	256,950	13.012685	3,343,609	0.00%	9.48%
2006	1.40%	348,123	11.885602	4,137,651	0.00%	9.49%
2005	1.40%	402,940	10.855896	4,374,275	0.00%	8.56%
VA International Equity Fund - Class 1 (EVIG)
2009	1.40%	538,897	13.418194	7,231,038	3.54%	14.32%
2008	1.40%	664,711	11.737211	7,801,853	0.00%	-42.31%
2007	1.40%	953,390	20.344309	19,396,061	2.13%	13.38%
2006	1.40%	1,395,933	17.943057	25,047,305	3.56%	21.44%
2005	1.40%	1,699,057	14.775070	25,103,686	2.25%	14.38%
VA Omega Fund - Class 1 (EVOM)
2009	1.40%	926,687	18.000867	16,681,205	1.44%	41.95%
2008	1.40%	1,106,253	12.680850	14,028,228	0.00%	-28.22%
2007	1.40%	1,503,896	17.665363	26,566,869	0.52%	10.39%
2006	1.40%	2,152,260	16.003384	34,443,443	0.00%	4.54%
2005	1.40%	2,692,321	15.309051	41,216,879	0.20%	2.40%
VA Special Values Fund - Class 1 (EVSC)
2009	1.40%	333,020	19.856022	6,612,472	0.61%	27.59%
2008	1.40%	434,499	15.562725	6,761,988	1.02%	-32.27%
2007	1.40%	625,728	22.977896	14,377,913	1.31%	-8.82%
2006	1.40%	862,482	25.200367	21,734,863	0.72%	19.85%
2005	1.40%	1,068,745	21.026303	22,471,756	0.96%	9.22%
High Income Portfolio - Initial Class (FHIP)
2009	1.40%	11,554	13.726238	158,593	6.16%	41.94%
2008	1.40%	20,659	9.670160	199,776	8.63%	-26.04%
2007	1.40%	22,274	13.074130	291,213	7.75%	1.34%
2006	1.40%	26,280	12.901321	339,047	7.77%	9.68%
2005	1.40%	26,622	11.762266	313,135	14.75%	1.27%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)
2009	1.40%	22,603	$17.704739	$400,180	2.52%	27.31%
2008	1.40%	27,331	13.907251	380,099	2.32%	-29.72%
2007	1.40%	38,778	19.787651	767,326	6.09%	13.88%
2006	1.40%	50,688	17.376090	880,759	2.78%	5.82%
2005	1.40%	61,162	16.420626	1,004,318	2.55%	2.59%
VIP Fund - Contrafund Portfolio - Initial Class (FCP)
2009	1.40%	22,120	21.325859	471,728	1.35%	33.81%
2008	1.40%	27,963	15.937430	445,658	0.79%	-43.32%
2007	1.40%	41,473	28.118509	1,166,159	0.72%	15.94%
2006	1.40%	73,111	24.253159	1,773,173	1.24%	10.16%
2005	1.40%	84,250	22.016884	1,854,922	0.32%	15.31%
VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)
2009	1.40%	9,779	9.588657	93,767	0.47%	43.81%
2008	1.40%	12,464	6.667612	83,105	0.25%	-55.65%
2007	1.40%	27,600	15.033820	414,933	0.00%	21.45%
2006	1.40%	52,017	12.378703	643,903	0.63%	3.98%
2005	1.40%	55,988	11.904596	666,515	0.92%	7.37%
VIP Fund - Overseas Portfolio - Initial Class (FOP)
2009	1.40%	10,702	15.801833	169,111	2.07%	24.76%
2008	1.40%	12,932	12.665983	163,796	2.46%	-44.59%
2007	1.40%	15,424	22.860037	352,593	3.34%	15.66%
2006	1.40%	17,822	19.764649	352,246	0.98%	16.43%
2005	1.40%	31,103	16.975370	527,985	0.70%	17.38%
VIP Fund - Overseas Portfolio - Initial Class R (FOPR)
2009	1.40%	2,279	13.380863	30,495	1.23%	24.83%
2008	1.40%	6,549	10.719167	70,200	2.99%	-44.60%
2007	1.40%	5,425	19.349661	104,972	3.37%	15.70%
2006	1.40%	4,749	16.723335	79,419	0.69%	16.37%
2005	1.40%	10,119	14.370649	145,417	0.80%	17.45%

2009	Reserves for annuity contracts in payout phase:				0
2009	Contract owners equity:				$86,062,732
2008	Reserves for annuity contracts in payout phase:				0
2008	Contract owners equity:				$83,668,112
2007	Reserves for annuity contracts in payout phase:				20,459
2007	Contract owners equity:				$177,797,248
2006	Reserves for annuity contracts in payout phase:				39,841
2006	Contract owners equity:				$237,256,481
2005	Reserves for annuity contracts in payout phase:				47,344
2005	Contract owners equity:				$272,088,052
*	This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges or contingent deferred sales charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period indicated and includes a deduction only for expenses assessed through a reduction in the unit values. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-6:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-6 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2009, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2009, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/    KPMG LLP

Columbus, Ohio

March 10, 2010